OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses	$ 1,635	$ 1,172
Government authorities	1,327	919
Short-term lease deposits	159	145
Others	376	247
Other receivables and prepaid expenses	3,647	2,649
Foreign Exchange Contract [Member]
Foreign currency derivative contracts	$ 150	$ 166